Investments - Teekay Tankers - Principal Maritime - Additional Information (Detail) shares in Millions, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2015 Vessel	Jun. 30, 2016 shares	Dec. 31, 2015 USD ($) shares
Net Investment Income [Line Items]
Number of common stock issued | shares		12.0
Teekay Tankers [Member]
Net Investment Income [Line Items]
Number of common stock issued | shares			7.2
Teekay Tankers [Member] | Class A common stock [Member]
Net Investment Income [Line Items]
Number of common shares issued, non cash consideration			$ 49.3
Teekay Tankers [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel	12
Aggregate purchase price			661.3
Aggregate purchase price, cash			612.0
Teekay Tankers [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member] | Due January 29, 2016 [Member]
Net Investment Income [Line Items]
Loan facility, amount			$ 397.2
Teekay Tankers [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member] | Class A common stock [Member]
Net Investment Income [Line Items]
Number of common stock issued | shares			13.6
Net proceeds from common stock			$ 90.6
Teekay [Member] | Teekay Tankers [Member] | Class A common stock [Member]
Net Investment Income [Line Items]
Number of common stock issued | shares			4.5